The Communication Services Select Sector SPDR Premium Income Fund Expense Example - The Communication Services Select Sector SPDR Premium Income Fund - The Communication Services Select Sector SPDR Premium Income Fund
Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113